6. MINERAL PROPERTY INTERESTS (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Capitalized mineral property acquisition Cost	$ 37,714,492	$ 44,419,538
USA | Ann Mason [Member]
Capitalized mineral property acquisition Cost	36,853,690	43,966,474
Other | Other Property [Member]
Capitalized mineral property acquisition Cost	$ 860,802	$ 453,064